Schedule of operating lease liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Lease
Operating lease right-of-use assets	$ 40	$ 89
Lease liabilities – current	50	301
Lease liabilities – non-current	12	36
Total operating lease liabilities	$ 62	$ 337